Average Annual Total Returns{- Fidelity Managed Retirement 2010 Fund} - 07.31 Fidelity Managed Retirement Funds Retail Combo PRO-12 - Fidelity Managed Retirement 2010 Fund	Fidelity Managed Retirement 2010 Fund Return Before Taxes Past 1 year	Fidelity Managed Retirement 2010 Fund Return Before Taxes Past 5 years	Fidelity Managed Retirement 2010 Fund Return Before Taxes Past 10 years	Fidelity Managed Retirement 2010 Fund After Taxes on Distributions Past 1 year	Fidelity Managed Retirement 2010 Fund After Taxes on Distributions Past 5 years	Fidelity Managed Retirement 2010 Fund After Taxes on Distributions Past 10 years	Fidelity Managed Retirement 2010 Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Managed Retirement 2010 Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Managed Retirement 2010 Fund After Taxes on Distributions and Sales Past 10 years	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years	IXZNG Past 1 year	IXZNG Past 5 years	IXZNG Past 10 years
Total	9.58%	7.23%	6.72%	8.38%	5.45%	5.41%	6.01%	5.19%	4.99%	7.51%	4.44%	3.84%	9.46%	7.33%	7.12%